ACQUIRED INTANGIBLE ASSETS, NET (Details 1) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Schedule of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2014	$ 6,656,092
2015	3,210,629
2016	1,052,077
2017	599,198
2018	299,600
Intangible assets, Total	$ 11,817,596	$ 594,971